ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Overview

Marizyme, Inc., a Nevada corporation formerly known as GBS Enterprises Incorporated (the “Company,” “we,” “our,” or “Marizyme”), conducted its primary business through its majority owned subsidiary, GBS Software AG (“GROUP”), a German-based public-company.

By December 31, 2016, the Company had sold the controlling interest in GROUP and other subsidiaries, keeping only a minority interest in GROUP. On March 21, 2018, the Company formed a wholly owned subsidiary named Marizyme, Inc., a Nevada corporation, and merged with it, effectively changing the Company’s name to Marizyme, Inc. On June 1, 2018, the Company exchanged the shares of GROUP and all the intercompany assets and liabilities for 100% of the shares of X-Assets Enterprises, Inc, a Nevada Corporation. As part of a type-D business restructuring on September 5, 2018, the Company then distributed the X-Assets shares to its stockholders on a 1 for 1 basis.

Beginning after the X-Assets share distribution, Marizyme refocused on the life sciences and began to seek technologies to acquire.

On September 12, 2018, the Company consummated an asset acquisition with ACB Holding AB, Reg. No. 559119-5762, a Swedish corporation to acquire all right, title, and interest in their Krillase technology in exchange for 16.98 million shares of Common Stock. Krillase is a naturally occurring enzyme that acts to break protein bonds and has applications in dental care, wound healing, and thrombosis.

On December 15, 2019, the Company entered into a contingent asset purchase agreement (the “Agreement”), as amended on March 31, 2020 and May 29, 2020, with Somahlution, LLC, Somahlution, Inc., and Somaceutica, LLC, companies duly organized under the laws of Delaware (collectively, “Somah”) to acquire all of the assets and none of the liabilities of Somah (the “Acquisition”), including DuraGraft®, a one-time intraoperative vascular graft treatment for use in vascular and bypass surgeries that maintains endothelial function and structure, and other related properties. On July 30, 2020, the Company and Somah entered into Amendment No. 3 to the Agreement which finalized this Agreement. Pursuant to the terms of this amendment, it was agreed that, as part of the Acquisition, the Company would acquire the outstanding capital stock of Somahlution, Inc., held by Somahlution, LLC, rather than the assets of Somahlution, Inc. This change to the Agreement was made to accommodate the European Union (“EU”) requirements with respect to the future manufacturing under Somahlution, Inc. of CE marked products for sale in the EU. As part of the transaction, simultaneously with the closing, Marizyme, Inc. transferred the acquired assets to Somahlution, Inc.

On September 25, 2020, the Company formed Somaceutica, Inc., a Florida corporation.

On September 30, 2020, the Company formed Marizyme Sciences, Inc., a Florida corporation.

The Company’s common stock, $0.001 par value per share (the “Common Stock”), is currently quoted on the OTC Markets QB Tier under the ticker symbol “MRZM.”

Change in Management and the Board of Directors

On September 1, 2020, Nicholas DeVito resigned as the Company’s interim Chief Executive Officer and Chief Financial Officer.

On September 1, 2020, James Sapirstein, a Director of the Company, became the Company’s Interim Chief Executive Officer.

On September 1, 2020, Bruce Harmon was appointed as the Company’s Chief Financial Officer.

On November 1, 2020, Dr. Neil J. Campbell was appointed as the Company’s Chief Executive Officer, President, and Director.

On November 1, 2020, James Sapirstein relinquished his role as interim Chief Executive Officer.

On October 30, 2020, Dr. William Hearl was appointed as a Director on the Company’s board of directors.

On December 1, 2020, Dr. Steven Brooks was appointed as the Company’s Chief Medical Officer and Executive Vice President of Medical and Regulatory Affairs.

On December 2, 2020, Dr. Donald Very, Jr. was appointed as the Company’s Executive Vice President of Research and Development.

On January 16, 2021, Roger Schaller was appointed as the Company Executive Vice President of Commercial Operations.

On January 29, 2021, Amy Chandler was promoted to Executive Vice President of Regulatory Affairs and Quality Management Systems.

On February 3, 2021, Julie Kampf was appointed as a Director on the Company’s board of directors.

On February 22, 2021, Dr. Vithal Dhaduk was appointed as a Director on the Company’s board of directors.

On March 18, 2021, Dr. Neil Campbell resigned as Chief Executive Officer, President and Director.

On March 19, 2021, James Sapirstein was appointed as Interim Chief Executive Officer.

On April 2, 2021, Dr. Satish Chandran was terminated as Chief Technology Officer.